Note 13 - Commitments and Contingencies (Tables)	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2024	2023	2023

Loan commitments	$367,494	$405,426	$341,679
Letters of credit	66,167	75,963	82,847

	$433,661	$481,389	$424,526